S-K 1602(c) Dilution	Aug. 07, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.09
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.08
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.92
Net Tangible Book Value, Adjusted	$ 212,505,753
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	30,003,333
No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.1
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.09
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.91
Net Tangible Book Value, Adjusted	$ 244,383,253
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	34,469,333
Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.53
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.52
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.48
Net Tangible Book Value, Adjusted	$ 159,705,753
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	24,503,333
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.54
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.53
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.47
Net Tangible Book Value, Adjusted	$ 183,663,253
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	28,144,333
Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.64
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.63
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 4.37
Net Tangible Book Value, Adjusted	$ 106,905,753
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	19,003,333
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.64
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.63
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 4.37
Net Tangible Book Value, Adjusted	$ 122,943,253
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	21,819,333
Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.02
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.01
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 5.99
Net Tangible Book Value, Adjusted	$ 54,105,753
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	13,503,333
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.03
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.02
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 5.98
Net Tangible Book Value, Adjusted	$ 62,223,253
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	15,494,333
Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.17
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.16
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 9.84
Net Tangible Book Value, Adjusted	$ 1,305,753
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,003,333
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.17
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.16
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 9.84
Net Tangible Book Value, Adjusted	$ 1,503,253
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	9,169,333
Net Tangible Book Deficit Before This Offering [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	$ (73,575)
Net Tangible Book Deficit Before This Offering [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(73,575)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(73,575)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(73,575)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(73,575)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(73,575)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(73,575)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(73,575)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(73,575)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(73,575)
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	221,500,000	[1]
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	254,500,000	[1]
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	221,500,000	[1]
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	254,500,000	[1]
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	221,500,000	[1]
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	254,500,000	[1]
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	221,500,000	[1]
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	254,500,000	[1]
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	221,500,000	[1]
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	254,500,000	[1]
Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	76,828
Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	76,828
Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	76,828
Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	76,828
Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	76,828
Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	76,828
Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	76,828
Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	76,828
Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	76,828
Plus: Offering Costs Accrued for or Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	76,828
Deferred Underwriting Discount [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,800,000)	[2]
Deferred Underwriting Discount [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(10,120,000)	[2]
Deferred Underwriting Discount [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,600,000)	[2]
Deferred Underwriting Discount [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(7,590,000)	[2]
Deferred Underwriting Discount [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,400,000)	[2]
Deferred Underwriting Discount [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,060,000)	[2]
Deferred Underwriting Discount [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,200,000)	[2]
Deferred Underwriting Discount [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,530,000)	[2]
Deferred Underwriting Discount [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted		[2]
Deferred Underwriting Discount [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted		[2]
Less: Over-Allotment Liability | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(197,500)
Less: Over-Allotment Liability | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-Allotment Liability | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(197,500)
Less: Over-Allotment Liability | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-Allotment Liability | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(197,500)
Less: Over-Allotment Liability | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-Allotment Liability | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(197,500)
Less: Over-Allotment Liability | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-Allotment Liability | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(197,500)
Less: Over-Allotment Liability | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Amounts Paid For Redemptions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Amounts Paid For Redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(55,000,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(63,250,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(110,000,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(126,500,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(165,000,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(189,750,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(220,000,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (253,000,000)
Ordinary Shares Outstanding Prior To This Offering [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,433,333	[3]
Ordinary Shares Outstanding Prior To This Offering [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,433,333	[3]
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,433,333	[3]
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,433,333	[3]
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,433,333	[3]
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,433,333	[3]
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,433,333	[3]
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,433,333	[3]
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,433,333	[3]
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,433,333	[3]
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(1,100,000)
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(1,100,000)
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(1,100,000)
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(1,100,000)
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(1,100,000)
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares
Ordinary Shares Offered And Sale Of Placement Shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	22,000,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	25,300,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	22,000,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	25,300,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	22,000,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	25,300,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	22,000,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	25,300,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	22,000,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	25,300,000
Less Ordinary Shares Redeemed [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares
Less Ordinary Shares Redeemed [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(5,500,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(6,325,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(11,000,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(12,650,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(16,500,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(18,975,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(22,000,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(25,300,000)
Placement Shares Member [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	670,000
Placement Shares Member [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	736,000
Placement Shares Member [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	670,000
Placement Shares Member [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	736,000
Placement Shares Member [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	670,000
Placement Shares Member [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	736,000
Placement Shares Member [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	670,000
Placement Shares Member [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	736,000
Placement Shares Member [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	670,000
Placement Shares Member [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	736,000

[1]	Expenses applied against gross proceeds include offering expenses of approximately $800,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriter’s option to purchase additional units), or $4,400,000 in the aggregate, payable to the underwriters in this offering (excluding deferred underwriting commissions). See “Use of Proceeds.”
[2]	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit $8,800,000 in the aggregate or up to an additional $1,320,000 in the aggregate if the underwriter’s over-allotment option is exercised in full payable to the underwriters in the Proposed Offering. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.
[3]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our Sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted purchases and other transactions with respect to our securities.”